GOODWILL AND INTANGIBLE ASSETS, NET - Amortization expense (Details)	Dec. 31, 2024 USD ($)
GOODWILL AND INTANGIBLE ASSETS, NET
2025	$ 281,829
2026	254,653
2027	207,443
2028	194,778
2029	139,001
Thereafter	162,075
Total	$ 1,239,779